Note 27 - Financial Instruments - Derivative Instruments Accounted for as Hedges Outstanding (Details) - Fixed interest rate [member]	Dec. 31, 2021
ULSD zero-cost collars [member]
Statement Line Items [Line Items]
Forward contracts	58,600
ULSD swap contracts [member]
Statement Line Items [Line Items]
Forward contracts	121,100
USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Forward contracts	400,000,000
USD CDN forward contracts [member]
Statement Line Items [Line Items]
Forward contracts	264,000,000
Copper, zero-cost option collars [member]
Statement Line Items [Line Items]
Forward contracts	57,100,000
Not later than one year [member] | ULSD swap contracts [member]
Statement Line Items [Line Items]
Average Strike Price	62
Not later than one year [member] | USD CDN forward contracts [member]
Statement Line Items [Line Items]
Average Strike Price	1.29
Not later than one year [member] | Bottom of range [member] | ULSD zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	62
Not later than one year [member] | Bottom of range [member] | USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	1.29
Not later than one year [member] | Bottom of range [member] | Copper, zero-cost option collars [member]
Statement Line Items [Line Items]
Average Strike Price	3.66
Not later than one year [member] | Top of range [member] | ULSD zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	68
Not later than one year [member] | Top of range [member] | USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	1.36
Not later than one year [member] | Top of range [member] | Copper, zero-cost option collars [member]
Statement Line Items [Line Items]
Average Strike Price	4.84
Later than one year and not later than two years [member] | ULSD swap contracts [member]
Statement Line Items [Line Items]
Average Strike Price	79
Later than one year and not later than two years [member] | USD CDN forward contracts [member]
Statement Line Items [Line Items]
Average Strike Price	1.26
Later than one year and not later than two years [member] | Bottom of range [member] | ULSD zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	73
Later than one year and not later than two years [member] | Bottom of range [member] | USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	1.24
Later than one year and not later than two years [member] | Bottom of range [member] | Copper, zero-cost option collars [member]
Statement Line Items [Line Items]
Average Strike Price	4.00
Later than one year and not later than two years [member] | Top of range [member] | ULSD zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	78
Later than one year and not later than two years [member] | Top of range [member] | USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	1.29
Later than one year and not later than two years [member] | Top of range [member] | Copper, zero-cost option collars [member]
Statement Line Items [Line Items]
Average Strike Price	4.89
Later than two years and not later than three years [member] | ULSD swap contracts [member]
Statement Line Items [Line Items]
Average Strike Price	82
Later than two years and not later than three years [member] | USD CDN forward contracts [member]
Statement Line Items [Line Items]
Average Strike Price	1.29
Later than two years and not later than three years [member] | Bottom of range [member] | USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price
Later than two years and not later than three years [member] | Top of range [member] | USD CDN zero-cost collars [member]
Statement Line Items [Line Items]
Average Strike Price	1.33